Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.")	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of interests in associates [text block]
6.	INVESTMENT IN ASSOCIATE (“MINERA JUANICIPIO S.A. DE C.V.”)

The Company acquired a
100%
interest in the Juanicipio property effective
July 16, 2003.
Pursuant to an agreement effective
July 1, 2005 (
the “Agreement”) with Industrias Peñoles, S.A. de C.V. (“Peñoles”), the Company granted Peñoles or any of its subsidiaries an option to earn a
56%
interest in the Juanicipio Property in Mexico in consideration for Peñoles conducting
$5,000
of exploration on the property over
four
years and Peñoles purchasing
$1,000
of common shares of the Company in
two
tranches for
$500
each.

In mid
2007,
Peñoles met all of the earn-in requirements of the Agreement. In
December 2007,
the Company and Peñoles created an operating company named Minera Juanicipio, S.A. de C.V. (“Minera Juanicipio”) for the purpose of holding and operating the Juanicipio Property. In
2008,
MAG was notified that Peñoles had transferred its
56%
interest of Minera Juanicipio to Fresnillo plc (“Fresnillo”) pursuant to a statutory merger. Minera Juanicipio is held
56%
by Fresnillo and
44%
by the Company. Fresnillo is the operator of Minera Juanicipio, and with its affiliates, beneficially owns
11.4%
of the common shares of the Company as at
December 31, 2018,
as publicly reported. In
December 2007,
all mineral rights and surface rights relating to the Juanicipio project held by the Company and Peñoles, respectively, were ceded into Minera Juanicipio. Minera Juanicipio is currently governed by a shareholders agreement. All costs relating to the project and Minera Juanicipio are required to be shared by the Company and Fresnillo pro-rata based on their ownership interests in Minera Juanicipio, and if either party does not
fund pro-rata, their ownership interest will be diluted in accordance with the Minera Juanicipio shareholders agreement.

The Company has recorded its investment in Minera Juanicipio using the equity basis of accounting. The cost of the investment includes the carrying value of the deferred exploration and mineral and surface rights costs incurred by the Company on the Juanicipio Property and contributed to Minera Juanicipio plus the required net cash investment to establish and maintain its
44%
interest.

The Company’s investment relating to its interest in the Juanicipio property and Minera Juanicipio is detailed as follows:

	December 31, 2018	December 31, 2017
Joint venture oversight expenditures incurred 100% by MAG	$330	$754
Cash contributions to Minera Juanicipio (1)	23,583	18,700
Total for the current year	23,913	19,454
Equity pick up of current income for the year (2)	227	308
Balance, beginning of year	57,074	37,312
Balance, end of year	$81,214	$57,074

(
1
)
Represents the Company's
44%
share of Minera Juanicipio cash contributions for the year.
(
2
)
Represents the Company's
44%
share of Minera Juanicipio's income for the year, as determined by the Company.

Summary of financial information of Minera Juanicipio (on a
100%
basis reflecting adjustments made by the Company, including adjustments for differences in accounting policies):

	December 31, 2018	December 31, 2017

Cash and cash equivalents	$16,715	$9,639
IVA and other receivables	9,146	3,861
Prepaids	–	–
Total current assets	25,861	13,500
Minerals, surface rights, exploration & development expenditures	161,975	116,117
Total assets	$187,836	$129,617

Payables to Peñoles and other vendors	$5,736	$1,217
Total current liabilities	5,736	1,217
Provision for reclamation and remediation costs	450	393
Deferred income tax liability	6,515	6,962
Total liabilities	12,701	8,572
Shareholders equity	175,135	121,045
Total liabilities and equity	$187,836	$129,617

	December 31, 2018	December 31, 2017

Deferred income tax recovery	$436	$965
Exchange gain (loss)	80	(265)

Net income	$516	$700

MAG's 44% equity pick up	$227	$308

Evaluation and exploration expenditures and initial development expenditures, capitalized directly by Minera Juanicipio for the year ended
December 31, 2018
amounted to
$45,858
(
December 31, 2017:
$34,192
).

There are
no
direct operating expenses or income in Minera Juanicipio, as all mineral, surface rights, and exploration and development expenditures are capitalized.